[LNL Letterhead]




Writer's Direct Dial: 260-455-3917
Writer's Facsimile: 260-455-5135

VIA EDGAR

January 30, 2008



Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re: Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for Lincoln National Variable Annuity Account C of
         The Lincoln National Life Insurance Company
         (File Nos. 333-68842; 811-03214)

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln National Variable Annuity Account C (the "Account"), we have attached for filing Post-Effective Amendment No. 16 (the "Amendment") to the Registration Statement on Form N-4 (the "Registration Statement") for certain variable annuity contracts (the "Contracts") issued through the Account. The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") to add disclosure to the prospectus that will introduce a new product variation.

A paper copy format of this filing will be provided to the staff of the Office of Insurance Products, Division of Investment Management.

The Contracts are based on certain individual variable annuity contracts previously registered with the Commission by the Account in this Registration Statement and the prospectus is based on the current prospectus for the Account. Accordingly, we request that the Registration Statement be given selective review. The Statement of Additional Information is being incorporated by reference to a previous filing. The information relating to this request will be provided with the courtesy copy of this filing provided to the Staff under separate cover.

Any questions or comments regarding this filing should be directed to the undersigned at (260) 455-3917.

Sincerely,

/s/ Mary Jo Ardington

Mary Jo Ardington
Senior Counsel